Consolidated Statement of Cash Flows (Parenthetical) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net cash from financing activities		₨ (1,026,163)	₨ 5,132,969	₨ 1,751,813
Cash flow net, financing activities		(106,182)	(1,738,629)	1,951,509
Proceeds from vehicle loan	[1]	13,854	24,168	23,737
Other changes, financing activities	[2]			18,827
Opening balance, Lease liabilities		215,742	251,228	269,659
Addition/(deletion) Lease liabilities		79,896	13,050	23,439
Proceeds/ (repayment) Lease liabilities		(90,097)	(80,803)	(77,864)
Interest element on lease liabilities Lease liabilities		32,608	32,267	35,994
Ending balance, Lease liabilities		238,149	215,742	251,228
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance, financing activities		232,291	441,054	7,181
Cash flow net, financing activities		(215,265)	(232,931)	410,136
Proceeds from vehicle loan	[1]	13,854	24,168	23,737
Other changes, financing activities	[2]
Ending balance, financing activities		30,880	232,291	441,054
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance, financing activities		405,901	1,911,599	351,399
Cash flow net, financing activities		109,083	(1,505,698)	1,541,373
Proceeds from vehicle loan	[1]
Other changes, financing activities	[2]			18,827
Ending balance, financing activities		514,984	405,901	1,911,599
Liabilities From Financing Activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance, financing activities		638,192	2,352,653	358,580
Ending balance, financing activities		545,864	638,192	2,352,653
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance, Lease liabilities		215,742	251,228	269,659
Addition/(deletion) Lease liabilities		79,896	13,050	23,439
Proceeds/ (repayment) Lease liabilities		(90,097)	(80,803)	(77,864)
Interest element on lease liabilities Lease liabilities		32,608	32,267	35,994
Ending balance, Lease liabilities		₨ 238,149	₨ 215,742	₨ 251,228

[1]	In the statement of cash flows, proceeds from vehicle loan of INR 13,854 (March 31, 2024: 24,168 and March 31, 2023: INR 23,737) has been adjusted against purchase of property, plant and equipment, i.e., these are non cash transactions from Group’s perspective.
[2]	includes adjustment for ancillary borrowing cost, unrealized / realized foreign exchange gain / loss.